INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 5) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Revenue
Rent	$ 50,451,711	$ 59,398,750
Interest and other	1,587,643	2,081,320
Operating Partnerships Revenues	52,039,354	61,480,070
Expenses
Interest	8,234,492	9,976,398
Depreciation and amortization	12,007,952	15,520,004
Taxes and insurance	6,256,895	7,048,627
Repairs and maintenance	11,352,772	13,245,533
Operating expenses	17,310,943	20,924,826
Other expenses	1,457,421	1,657,987
Operating Partnerships Total Expenses	56,620,475	68,373,375
NET INCOME (LOSS)	(4,581,121)	(6,893,305)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(5,185,654)	(6,894,299)
Net income (loss) allocated to other partners	604,533	994
Series Twenty [Member]
Revenue
Rent	0	701,243
Interest and other	0	34,131
Operating Partnerships Revenues	0	735,374
Expenses
Interest	0	40,916
Depreciation and amortization	0	190,051
Taxes and insurance	0	84,929
Repairs and maintenance	0	223,413
Operating expenses	0	280,254
Other expenses	0	15,151
Operating Partnerships Total Expenses	0	834,714
NET INCOME (LOSS)	0	(99,340)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	0	(41,124)
Net income (loss) allocated to other partners	0	(58,216)
Series Twenty One [Member]
Revenue
Rent	0	0
Interest and other	0	0
Operating Partnerships Revenues	0	0
Expenses
Interest	0	0
Depreciation and amortization	0	0
Taxes and insurance	0	0
Repairs and maintenance	0	0
Operating expenses	0	0
Other expenses	0	0
Operating Partnerships Total Expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	0	0
Net income (loss) allocated to other partners	0	0
Series Twenty Two [Member]
Revenue
Rent	0	777,464
Interest and other	0	25,569
Operating Partnerships Revenues	0	803,033
Expenses
Interest	0	67,480
Depreciation and amortization	0	166,676
Taxes and insurance	0	109,531
Repairs and maintenance	0	246,890
Operating expenses	0	284,562
Other expenses	0	26,664
Operating Partnerships Total Expenses	0	901,803
NET INCOME (LOSS)	0	(98,770)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	0	(61,031)
Net income (loss) allocated to other partners	0	(37,739)
Series Twenty Three [Member]
Revenue
Rent	0	676,191
Interest and other	0	29,562
Operating Partnerships Revenues	0	705,753
Expenses
Interest	0	53,752
Depreciation and amortization	0	147,788
Taxes and insurance	0	114,432
Repairs and maintenance	0	195,543
Operating expenses	0	241,378
Other expenses	0	23,314
Operating Partnerships Total Expenses	0	776,207
NET INCOME (LOSS)	0	(70,454)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	0	(36,752)
Net income (loss) allocated to other partners	0	(33,702)
Series Twenty Four [Member]
Revenue
Rent	1,012,959	1,046,817
Interest and other	48,038	33,804
Operating Partnerships Revenues	1,060,997	1,080,621
Expenses
Interest	113,914	114,978
Depreciation and amortization	306,638	327,920
Taxes and insurance	106,166	105,929
Repairs and maintenance	332,956	312,137
Operating expenses	408,091	425,363
Other expenses	10,000	11,000
Operating Partnerships Total Expenses	1,277,765	1,297,327
NET INCOME (LOSS)	(216,768)	(216,706)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(175,680)	(164,872)
Net income (loss) allocated to other partners	(41,088)	(51,834)
Series Twenty Five [Member]
Revenue
Rent	0	0
Interest and other	0	0
Operating Partnerships Revenues	0	0
Expenses
Interest	0	0
Depreciation and amortization	0	0
Taxes and insurance	0	0
Repairs and maintenance	0	0
Operating expenses	0	0
Other expenses	0	0
Operating Partnerships Total Expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	0	0
Net income (loss) allocated to other partners	0	0
Series Twenty Six [Member]
Revenue
Rent	1,210,423	1,404,161
Interest and other	19,012	19,444
Operating Partnerships Revenues	1,229,435	1,423,605
Expenses
Interest	213,765	253,767
Depreciation and amortization	314,575	358,807
Taxes and insurance	188,495	199,939
Repairs and maintenance	349,551	352,166
Operating expenses	584,845	612,472
Other expenses	15,500	15,500
Operating Partnerships Total Expenses	1,666,731	1,792,651
NET INCOME (LOSS)	(437,296)	(369,046)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(432,921)	(366,786)
Net income (loss) allocated to other partners	(4,375)	(2,260)
Series Twenty Seven [Member]
Revenue
Rent	1,110,742	1,102,641
Interest and other	25,945	33,171
Operating Partnerships Revenues	1,136,687	1,135,812
Expenses
Interest	64,653	70,722
Depreciation and amortization	257,130	255,283
Taxes and insurance	172,817	155,332
Repairs and maintenance	280,360	264,890
Operating expenses	390,111	409,198
Other expenses	3,825	3,738
Operating Partnerships Total Expenses	1,168,896	1,159,163
NET INCOME (LOSS)	(32,209)	(23,351)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(147,683)	(122,997)
Net income (loss) allocated to other partners	115,474	99,646
Series Twenty Eight [Member]
Revenue
Rent	838,501	975,117
Interest and other	25,742	47,573
Operating Partnerships Revenues	864,243	1,022,690
Expenses
Interest	125,154	159,861
Depreciation and amortization	182,092	228,061
Taxes and insurance	117,539	128,754
Repairs and maintenance	174,613	210,652
Operating expenses	378,450	447,746
Other expenses	0	0
Operating Partnerships Total Expenses	977,848	1,175,074
NET INCOME (LOSS)	(113,605)	(152,384)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(161,011)	(195,312)
Net income (loss) allocated to other partners	47,406	42,928
Series Twenty Nine [Member]
Revenue
Rent	928,455	1,634,250
Interest and other	87,966	51,201
Operating Partnerships Revenues	1,016,421	1,685,451
Expenses
Interest	159,305	373,340
Depreciation and amortization	184,650	354,571
Taxes and insurance	143,326	222,567
Repairs and maintenance	194,049	369,821
Operating expenses	481,395	607,139
Other expenses	24,551	22,800
Operating Partnerships Total Expenses	1,187,276	1,950,238
NET INCOME (LOSS)	(170,855)	(264,787)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(169,826)	(282,525)
Net income (loss) allocated to other partners	(1,029)	17,738
Series Thirty [Member]
Revenue
Rent	0	939,076
Interest and other	0	23,518
Operating Partnerships Revenues	0	962,594
Expenses
Interest	0	84,542
Depreciation and amortization	0	242,960
Taxes and insurance	0	121,506
Repairs and maintenance	0	208,871
Operating expenses	0	418,238
Other expenses	0	35,405
Operating Partnerships Total Expenses	0	1,111,522
NET INCOME (LOSS)	0	(148,928)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	0	(144,991)
Net income (loss) allocated to other partners	0	(3,937)
Series Thirty One [Member]
Revenue
Rent	520,952	1,348,492
Interest and other	15,321	43,915
Operating Partnerships Revenues	536,273	1,392,407
Expenses
Interest	24,047	105,031
Depreciation and amortization	135,737	484,843
Taxes and insurance	94,337	235,144
Repairs and maintenance	83,815	271,520
Operating expenses	269,449	801,235
Other expenses	6,100	6,100
Operating Partnerships Total Expenses	613,485	1,903,873
NET INCOME (LOSS)	(77,212)	(511,466)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(77,135)	(508,072)
Net income (loss) allocated to other partners	(77)	(3,394)
Series Thirty Two [Member]
Revenue
Rent	2,125,690	2,428,492
Interest and other	40,082	52,192
Operating Partnerships Revenues	2,165,772	2,480,684
Expenses
Interest	354,715	417,115
Depreciation and amortization	581,935	718,635
Taxes and insurance	276,332	307,332
Repairs and maintenance	407,881	585,210
Operating expenses	848,520	818,716
Other expenses	131,212	280,402
Operating Partnerships Total Expenses	2,600,595	3,127,410
NET INCOME (LOSS)	(434,823)	(646,726)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(377,975)	(529,903)
Net income (loss) allocated to other partners	(56,848)	(116,823)
Series Thirty Three [Member]
Revenue
Rent	2,123,512	2,100,839
Interest and other	64,665	69,087
Operating Partnerships Revenues	2,188,177	2,169,926
Expenses
Interest	315,579	332,490
Depreciation and amortization	466,660	464,936
Taxes and insurance	260,877	245,656
Repairs and maintenance	395,354	471,398
Operating expenses	721,209	731,323
Other expenses	99,230	109,922
Operating Partnerships Total Expenses	2,258,909	2,355,725
NET INCOME (LOSS)	(70,732)	(185,799)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(116,835)	(166,677)
Net income (loss) allocated to other partners	46,103	(19,122)
Series Thirty Four [Member]
Revenue
Rent	984,013	990,022
Interest and other	65,575	50,401
Operating Partnerships Revenues	1,049,588	1,040,423
Expenses
Interest	120,327	115,831
Depreciation and amortization	273,862	274,190
Taxes and insurance	169,072	142,435
Repairs and maintenance	380,870	271,381
Operating expenses	305,776	328,145
Other expenses	0	0
Operating Partnerships Total Expenses	1,249,907	1,131,982
NET INCOME (LOSS)	(200,319)	(91,559)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(200,222)	(131,700)
Net income (loss) allocated to other partners	(97)	40,141
Series Thirty Five [Member]
Revenue
Rent	1,134,069	1,109,868
Interest and other	56,021	56,608
Operating Partnerships Revenues	1,190,090	1,166,476
Expenses
Interest	171,539	166,488
Depreciation and amortization	325,733	322,312
Taxes and insurance	129,473	125,565
Repairs and maintenance	144,621	146,852
Operating expenses	313,050	315,137
Other expenses	20,000	20,000
Operating Partnerships Total Expenses	1,104,416	1,096,354
NET INCOME (LOSS)	85,674	70,122
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(1,249)	(28,464)
Net income (loss) allocated to other partners	86,923	98,586
Series Thirty Six [Member]
Revenue
Rent	474,857	1,404,270
Interest and other	3,692	96,136
Operating Partnerships Revenues	478,549	1,500,406
Expenses
Interest	87,349	245,431
Depreciation and amortization	111,846	400,320
Taxes and insurance	85,875	207,765
Repairs and maintenance	85,689	240,660
Operating expenses	162,565	536,516
Other expenses	12,000	33,240
Operating Partnerships Total Expenses	545,324	1,663,932
NET INCOME (LOSS)	(66,775)	(163,526)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(89,838)	(105,544)
Net income (loss) allocated to other partners	23,063	(57,982)
Series Thirty Seven [Member]
Revenue
Rent	0	926,321
Interest and other	0	94,968
Operating Partnerships Revenues	0	1,021,289
Expenses
Interest	0	154,787
Depreciation and amortization	0	288,474
Taxes and insurance	0	123,765
Repairs and maintenance	0	126,872
Operating expenses	0	394,926
Other expenses	0	21,240
Operating Partnerships Total Expenses	0	1,110,064
NET INCOME (LOSS)	0	(88,775)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	0	(71,171)
Net income (loss) allocated to other partners	0	(17,604)
Series Thirty Eight [Member]
Revenue
Rent	1,741,465	1,815,067
Interest and other	26,897	32,993
Operating Partnerships Revenues	1,768,362	1,848,060
Expenses
Interest	216,344	237,109
Depreciation and amortization	311,029	351,840
Taxes and insurance	203,609	208,711
Repairs and maintenance	317,006	340,146
Operating expenses	654,087	663,366
Other expenses	19,900	18,000
Operating Partnerships Total Expenses	1,721,975	1,819,172
NET INCOME (LOSS)	46,387	28,888
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(47,462)	(60,830)
Net income (loss) allocated to other partners	93,849	89,718
Series Thirty Nine [Member]
Revenue
Rent	0	0
Interest and other	0	0
Operating Partnerships Revenues	0	0
Expenses
Interest	0	0
Depreciation and amortization	0	0
Taxes and insurance	0	0
Repairs and maintenance	0	0
Operating expenses	0	0
Other expenses	0	0
Operating Partnerships Total Expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	0	0
Net income (loss) allocated to other partners	0	0
Series Forty [Member]
Revenue
Rent	1,912,038	2,283,836
Interest and other	38,652	62,781
Operating Partnerships Revenues	1,950,690	2,346,617
Expenses
Interest	299,350	409,713
Depreciation and amortization	507,268	658,520
Taxes and insurance	268,714	265,802
Repairs and maintenance	455,008	648,664
Operating expenses	677,107	907,664
Other expenses	27,938	40,662
Operating Partnerships Total Expenses	2,235,385	2,931,025
NET INCOME (LOSS)	(284,695)	(584,408)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(245,256)	(529,771)
Net income (loss) allocated to other partners	(39,439)	(54,637)
Series Forty One [Member]
Revenue
Rent	3,956,527	4,412,627
Interest and other	70,323	84,421
Operating Partnerships Revenues	4,026,850	4,497,048
Expenses
Interest	629,213	839,230
Depreciation and amortization	831,254	959,310
Taxes and insurance	576,581	594,085
Repairs and maintenance	840,957	908,083
Operating expenses	1,125,706	1,295,534
Other expenses	335,833	285,669
Operating Partnerships Total Expenses	4,339,544	4,881,911
NET INCOME (LOSS)	(312,694)	(384,863)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(378,620)	(453,901)
Net income (loss) allocated to other partners	65,926	69,038
Series Forty Two [Member]
Revenue
Rent	4,767,682	5,090,021
Interest and other	115,593	137,483
Operating Partnerships Revenues	4,883,275	5,227,504
Expenses
Interest	955,869	1,054,603
Depreciation and amortization	1,095,414	1,250,104
Taxes and insurance	652,668	660,648
Repairs and maintenance	1,058,354	1,189,295
Operating expenses	1,305,148	1,375,366
Other expenses	344,023	293,209
Operating Partnerships Total Expenses	5,411,476	5,823,225
NET INCOME (LOSS)	(528,201)	(595,721)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(474,867)	(579,351)
Net income (loss) allocated to other partners	(53,334)	(16,370)
Series Forty Three [Member]
Revenue
Rent	5,125,609	5,672,841
Interest and other	295,823	322,373
Operating Partnerships Revenues	5,421,432	5,995,214
Expenses
Interest	731,652	859,783
Depreciation and amortization	1,354,544	1,864,267
Taxes and insurance	650,744	680,940
Repairs and maintenance	1,449,668	1,397,953
Operating expenses	1,892,430	2,113,375
Other expenses	40,549	45,619
Operating Partnerships Total Expenses	6,119,587	6,961,937
NET INCOME (LOSS)	(698,155)	(966,723)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(382,848)	(638,082)
Net income (loss) allocated to other partners	(315,307)	(328,641)
Series Forty Four [Member]
Revenue
Rent	8,245,130	7,803,146
Interest and other	324,865	299,178
Operating Partnerships Revenues	8,569,995	8,102,324
Expenses
Interest	1,796,793	1,856,141
Depreciation and amortization	1,721,158	1,852,534
Taxes and insurance	565,143	516,078
Repairs and maintenance	1,738,743	1,519,781
Operating expenses	2,525,291	2,512,418
Other expenses	94,330	68,979
Operating Partnerships Total Expenses	8,441,458	8,325,931
NET INCOME (LOSS)	128,537	(223,607)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(362,927)	(407,845)
Net income (loss) allocated to other partners	491,464	184,238
Series Forty Five [Member]
Revenue
Rent	6,955,334	7,720,272
Interest and other	170,310	181,028
Operating Partnerships Revenues	7,125,644	7,901,300
Expenses
Interest	838,574	969,028
Depreciation and amortization	1,777,685	2,091,134
Taxes and insurance	845,555	759,561
Repairs and maintenance	1,871,816	1,901,521
Operating expenses	2,512,273	2,804,275
Other expenses	243,209	237,099
Operating Partnerships Total Expenses	8,089,112	8,762,618
NET INCOME (LOSS)	(963,468)	(861,318)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(932,857)	(897,088)
Net income (loss) allocated to other partners	(30,611)	35,770
Series Forty Six [Member]
Revenue
Rent	5,283,753	5,035,676
Interest and other	93,121	199,783
Operating Partnerships Revenues	5,376,874	5,235,459
Expenses
Interest	1,016,350	994,260
Depreciation and amortization	1,268,742	1,266,468
Taxes and insurance	749,572	732,221
Repairs and maintenance	791,461	841,814
Operating expenses	1,755,440	1,600,480
Other expenses	29,221	44,274
Operating Partnerships Total Expenses	5,610,786	5,479,517
NET INCOME (LOSS)	(233,912)	(244,058)
Net income (loss) allocated to Boston Capital Tax Credit Fund IV L.P.	(410,442)	(369,510)
Net income (loss) allocated to other partners	$ 176,530	$ 125,452